Promotion and selling expenses	12 Months Ended
Dec. 31, 2019
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Promotion and selling expenses
10	Promotion and selling expenses

	2019	2018	2017
	RMB million	RMB million	RMB million
Ticket office expenses	3,299	3,173	3,160
Sales commissions (Note)	2,214	2,027	1,935
Computer reservation services	959	892	835
Advertising and promotion	314	217	196
Others	969	727	755

	7,755	7,036	6,881

Note: The Group applies the practical expedient in IFRS 15 and therefore expenses the portion of sales commissions which are regarded as directly related incremental costs of obtaining transportation contracts, as the amortization period is less than one year.